Collateralized transactions - Fair Value of Securities Received as Collateral Available to Sell or Repledge (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial instruments received as collateral, borrowed with collateral and without collateral [Line items]
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥ 35,281	¥ 32,075
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 28,488	¥ 23,895